DEBT	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
DEBT

NOTE 13. DEBT

The following table provides a breakdown of the Company’s debt as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Promissory notes	$4,649,303	$3,106,508
Debt discount	(117,596)	-
Total debt	$4,531,707	$3,106,508
Current portion of long-term debt	(2,495,340)	(702,701)
Long-term debt	$2,036,367	$2,403,807

Promissory Notes

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods. The outstanding balance was approximately $2,098,000 and $2,378,000 as of June 30, 2024 and December 31, 2023, respectively. The Company incurred approximately $33,000 and $41,000 interest expense for the three months ended June 30, 2024 and 2023, and $68,000 and $84,000 interest expense for the six months ended June 30, 2024 and 2023, respectively.

In connection with the Ellwood Thompson’s acquisition, on October 1, 2023, the Company issued a secured promissory note (the “Ellwood Note”) in the principal amount of $750,000, and discounted present value of $718,000 as a portion of the purchase price. The Ellwood Note has a five-year term, an interest rate of 6.0% per annum. The outstanding balance of the Ellwood Note was approximately $662,000 and 728,000 in principal amount as of June 30, 2024 and December 31, 2023, respectively. The Company recognized interest expense of approximately $10,000 and $0 for the three months ended June 30, 2024, and 2023, and $21,000 and $0 for the six months ended June 30, 2024, and 2023, respectively.

On January 18, 2024, HCWC entered into a Securities Purchase Agreement (the “Bridge Financing”) with institutional investors whereby (a) HCWC issued a total of approximately $1,889,000 in unsecured promissory notes (the “Notes) and (b) on the date of the pricing of HCWC’s initial public offering (“IPO”), HCWC shall deliver shares of its common stock equal to approximately $1,889,000 divided by the IPO price (“Bridge Shares”). If HCWC does not consummate its IPO, it will have no obligation to issue Bridge Shares to the investors. The aggregate gross proceeds received from the investors in connection with the SPA was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes. All accrued and unpaid principal and interest shall be due and payable upon the earlier of (1) the closing of the IPO, (2) January 18, 2025 or (3) upon an event of default as defined in the Notes.

On April 8, 2024, HCWC and the institutional investors entered into an amendment to the January 18, 2024 agreement whereby HCWC agreed to issue warrants (the “Bridge Warrants”) exercisable at $0.01 per share to purchase 188,889 shares of Class A common stock (the “Bridge Warrant Shares”) in lieu of the 188,889 shares of Class A common stock. The parties agreed to terminate any existing obligations of the institutional investors to acquire HCWC Bridge Shares as part of the IPO transaction.

The Company used the intrinsic value model to determine the fair value of the Bridge Warrants on April 18, 2024 and remeasured the fair value on June 30, 2024, and concluded that the fair value of the Bridge Warrants at June 30, 2024 was $1,887,001. The Bridge Warrants represent a contingent obligation that was not recognized in the Company’s unaudited consolidated financial statements as of June 30, 2024 since it was not probable that the IPO would close as of such date. HCWC incurred approximately $23,500 of debt issuance costs in connection with the issuance of the Notes, which, together with the OID of approximately $189,000, was recorded as a debt discount and was amortized over the life of the Notes using the straight-line method since such method was not materially different from the interest method. For the three and six-months ended June 30, 2024, approximately $57,000 and $144,000 of interest expense was recognized in the accompanying condensed consolidated statements of operations. At June 30, 2024, the outstanding principal balance was approximately $1,889,000, accrued interest was approximately $49,000 and debt discount was approximately $118,000.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

The following table summarizes the 5-year repayment schedule:

For the years ending December 31,
2024 (remaining six months)	$356,607
2025	2,634,931
2026	792,056
2027	724,333
2028	141,376
Total	$4,649,303

NOTE 13. DEBT

The following table provides a breakdown of the Company’s debt as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Promissory note	$3,106,508	$2,913,788
Other debt	-	815
Total debt	$3,106,508	$2,914,603
Current portion of long-term debt	(702,701)	(536,542)
Long-term debt	$2,403,807	$2,378,061

Promissory Note

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods. The outstanding balance was approximately $2,378,000 and $2,914,000 as of December 31, 2023 and 2022, respectively. The Company incurred approximately $160,000 and $30,000 interest expense for the years ended December 31, 2023 and 2022, respectively.

In connection with the Ellwood Thompson’s acquisition, on October 1, 2023, the Company issued a secured promissory note (the “Ellwood Note”) in the principal amount of $750,000 and fair value of $718,000 as a portion of the purchase price. The difference of $32,000 between the carrying amount of $750,000 and fair value of $718,000 was expensed as non-cash interest expense. The Ellwood Note has a five-year term, an interest rate of 6.0% per annum. The outstanding balance of the Ellwood Note was approximately $728,000 as of December 31, 2023. Interest expense was approximately $39,000 for the year ended December 31, 2023.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

The following table summarizes the 5-year repayment schedule:

For the years ending December 31,
2024	$702,701
2025	746,042
2026	792,056
2027	724,333
2028	141,376
Total	$3,106,508

Greens Natural Foods, Inc. [Member]
DEBT

NOTE 9 – DEBT

During 2021, the Company applied for and received a loan from its bank in the amount of $817,927 through the Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”). In November 2021, the loan, including principal and interest was forgiven and considered repaid in full. The balance has been recorded as forgiveness of paycheck protection program loan for the year ended December 31, 2021.

According to the rules of the SBA, the Company is required to retain PPP loan documentation for six years after the date the loan is forgiven or repaid in full, and permit authorized representatives of the SBA, including representatives of its Office of Inspector General, to access such files upon request.

Should the SBA conduct such a review and reject all or some of the Company’s judgements pertaining to satisfying PPP loan eligibility or forgiveness conditions, the Company may be required to adjust previously reported amounts and disclosures in the financial statements.

The $88,574 note payable as of September 30, 2022, relates to the financing of leasehold improvements at the store in Somers, New York and matures as follows:

2022 (3 remaining months)	$6,983
2023	28,638
2024	29,805
2025	23,148
$88,574